Share-based compensation - Summary of Weighted Average Assumptions of RSU Plan Units Under Equity Method (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected forfeiture rate	0.20%	0.30%
Restricted share unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of RSUs granted (per RSU)	$ 9.86	$ 10.59
Expected life of RSUs (years)	2.6	2.9
Expected forfeiture rate	0.10%	0.50%